Subsidiaries - Summary of consolidated financial statements of subsidiaries (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of financial position -
Cash and due from banks	S/ 9,783,777,000	S/ 12,809,177,000
Financial Investments	22,787,598,000	24,547,294,000
Loans, net	45,502,998,000	43,005,583,000
Investment property	1,287,717,000	1,224,454,000	S/ 1,043,978,000	S/ 972,096,000
Total assets	87,482,632,000	89,953,909,000
Deposits and obligations	48,530,708,000	48,897,944,000
Due to banks and correspondents	7,100,646,000	8,522,849,000
Bonds, notes and other obligations	7,906,303,000	8,389,672,000
Insurance contract liabilities	5,648,000	4,215,000
Total liabilities	77,436,681,000	80,398,547,000
Equity attributable to IFS's shareholders	10,045,951,000	9,555,362,000	8,953,949,000	S/ 8,903,448,000
Consolidated statement of income -
Net interest and similar income	4,209,204,000	3,547,688,000	3,472,683,000
(Loss) recovery due to impairment on loans, net of recoveries	(830,551,000)	(381,577,000)	(2,393,944,000)
(Loss) recovery due to impairment of financial investments	(12,752,000)	30,898,000	(32,904,000)
Fee income from financial services, net	1,137,386,000	823,808,000	723,500,000
Insurance premiums and claims	668,197,000	645,267,000	514,981,000
Net profit (loss) for the year attributable to IFS's shareholders	1,670,657,000	1,800,179,000	S/ 383,549,000
Interbank and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	11,052,299,000	14,390,759,000
Financial Investments	9,586,343,000	10,062,243,000
Loans, net	43,725,346,000	41,307,369,000
Investment property
Total assets	66,977,277,000	68,584,019,000
Deposits and obligations	44,597,855,000	44,966,330,000
Due to banks and correspondents	6,726,595,000	8,112,667,000
Bonds, notes and other obligations	6,571,539,000	6,938,988,000
Insurance contract liabilities
Total liabilities	59,498,433,000	61,581,982,000
Equity attributable to IFS's shareholders	7,478,844,000	7,002,037,000
Consolidated statement of income -
Net interest and similar income	3,297,436,000	2,743,750,000
(Loss) recovery due to impairment on loans, net of recoveries	(832,919,000)	(379,034,000)
(Loss) recovery due to impairment of financial investments	(732,000)	(527,000)
Net gain of investment property
Fee income from financial services, net	797,711,000	677,461,000
Insurance premiums and claims
Net profit (loss) for the year attributable to IFS's shareholders	1,374,121,000	1,360,278,000
Interseguro [Member]
Consolidated statement of financial position -
Cash and due from banks	631,156,000	1,055,105,000
Financial Investments	11,295,068,000	11,951,454,000
Loans, net
Investment property	1,287,717,000	1,224,454,000
Total assets	13,636,925,000	14,743,405,000
Deposits and obligations
Due to banks and correspondents	308,164,000	226,742,000
Bonds, notes and other obligations	251,524,000	262,933,000
Insurance contract liabilities	10,463,577,000	11,819,263,000
Total liabilities	12,046,352,000	13,233,420,000
Equity attributable to IFS's shareholders	1,590,573,000	1,509,985,000
Consolidated statement of income -
Net interest and similar income	861,555,000	736,912,000
(Loss) recovery due to impairment on loans, net of recoveries
(Loss) recovery due to impairment of financial investments	(26,000)	33,198,000
Net gain of investment property	19,146,000	21,969,000
Fee income from financial services, net	(7,160,000)	(6,802,000)
Insurance premiums and claims	(191,772,000)	(272,037,000)
Net profit (loss) for the year attributable to IFS's shareholders	313,000,000	339,233,000
Inteligo and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	1,457,445,000	1,533,043,000
Financial Investments	1,698,229,000	2,314,331,000
Loans, net	1,784,343,000	1,698,397,000
Investment property
Total assets	5,102,598,000	5,722,539,000
Deposits and obligations	4,098,842,000	4,171,832,000
Due to banks and correspondents	53,937,000	183,441,000
Bonds, notes and other obligations
Insurance contract liabilities
Total liabilities	4,208,369,000	4,427,452,000
Equity attributable to IFS's shareholders	894,229,000	1,295,087,000
Consolidated statement of income -
Net interest and similar income	104,810,000	114,488,000
(Loss) recovery due to impairment on loans, net of recoveries	2,368,000	(2,543,000)
(Loss) recovery due to impairment of financial investments	(11,981,000)	(1,615,000)
Net gain of investment property
Fee income from financial services, net	163,325,000	196,959,000
Insurance premiums and claims
Net profit (loss) for the year attributable to IFS's shareholders	(141,395,000)	283,545,000
Izipay [Member]
Consolidated statement of financial position -
Cash and due from banks	111,087,000
Financial Investments
Loans, net
Investment property
Total assets	902,610,000
Deposits and obligations
Due to banks and correspondents	18,584,000
Bonds, notes and other obligations
Insurance contract liabilities
Total liabilities	686,292,000
Equity attributable to IFS's shareholders	216,318,000
Consolidated statement of income -
Net interest and similar income	300,000
(Loss) recovery due to impairment on loans, net of recoveries
(Loss) recovery due to impairment of financial investments
Net gain of investment property
Fee income from financial services, net	258,728,000
Insurance premiums and claims
Net profit (loss) for the year attributable to IFS's shareholders	S/ 41,074,000